Distribution Date: Apr 25, 2007
DISTRIBUTION PACKAGE
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
ABMAC Assurance Corporation
PNC Bank, N.A.
March 25, 2007
March 09, 2007
February 01, 2007
Credit Suisse Securities (USA) LLC
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Distribution Date
25-Apr-07
Determination Date 17-Apr-07 Accrual Periods: Begin End
Record Date - Physical Certificates 31-Mar-07 Class A-1, G 3/26/2007 4/24/2007
Record Date - non Physical Certificates 24-Apr-07 Class A-R, P, X-1, X-2 3/1/2007 3/31/2007
Payment Detail:
Pass
Realized
Deferred
Through
Original
Beginning
Principal
Interest
Total
Losses/
Amounts
Ending
Class
Rate (1)
Balance
Balance (2)
Paid
Paid
Paid
Writedown
Recovered
Balance (2)
A-1 5.49000% $175,000,000.00 $169,779,885.27 $6,169,373.51 $776,742.98 $6,946,116.49 N/A N/A $163,610,511.76
A-R 10.20550% $100.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
P 10.20550% $100.00 $100.00 $0.00 $500.85 $500.85 N/A N/A $100.00
X-1 N/A $175,000,000.00 $169,779,885.27 $0.00 $546,099.78 $546,099.78 $0.00 $0.00 $163,515,104.79
X-2 N/A $175,000,000.00 $175,000,000.00 $0.00 $0.00 $0.00 N/A N/A $175,000,000.00
G 5.49000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
Totals: $175,000,200.00 $169,779,985.27 $6,169,373.51 $1,323,343.61 $7,492,717.12 $0.00 $0.00 $163,610,611.76
(1) Reflects the application of Net Funds Cap
(2) Classes X-1and X-2 Balances reflected Notional Amounts
Amounts Per 1,000:
Realized
Beginning
Principal
Interest
Total
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Paid
Writedown
Balance
Index
Value
A-1 43710A BB3 $970.17077297 $35.25356291 $4.43853131 $39.69209423 $0.00000000 $934.91721006 LIBOR 5.32000%
A-R 43710A BC1 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000
P 43710A BD9 $1,000.00000000 $0.00000000 $5,008.50000000 $5,008.50000000 $0.00000000 $1,000.00000000
X-1 43710A BE7 $970.17077297 $0.00000000 $3.12057017 $3.12057017 $0.00000000 $934.37202737
X-2 43710A BF4 $1,000.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $1,000.00000000
G
43710A BA5
$0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Interest
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid
Paid (2)
Shortfall
A-1 5.49000% $776,742.98 $0.00 $0.00 $0.00 $0.00 NA $776,742.98 $0.00
A-R 10.20550% $0.00 $0.00 $0.00 $0.00 $0.00 NA $500.85 $0.00
G 5.49000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon
(2) Includes Deferred Amounts
Home Equity Mortgage Trust
Mortgage-Backed Notes, Series 2007-1
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Distribution Date
25-Apr-07
Home Equity Mortgage Trust
Mortgage-Backed Notes, Series 2007-1
STATEMENT TO CERTIFICATEHOLDERS
Prefunding Account:
Basis Risk Account:
Beginning Balance $6,359,831.14 Beginning Balance $1,000.00
Withdrawal: Subsequent Transfer $0.00 Deposit / Withdrawal : Income to X $0.00
Withdrawal: certificate principal $0.00 Deposit : required deposit from waterfall $0.00
Ending Balance $6,359,831.14 Withdrawal: for Basis Risk shortfalls $0.00
* Prefund amount increased due to borrowers account boarded with improper balance- loan # 500922222
Withdrawal: to X when Libor certs = $0 $0.00
Ending Collateral Balance $163,515,204.79 Ending Balance $1,000.00
Capitalized Interest Account:
Reconciliation:
Beginning Balance $27,217.65 Available funds (A):
Withdrawal: Capitalized Interest Requirement $27,217.65 Servicer remittance $7,491,338.64
Withdrawal: Overfunded Interest Amount to Depositor $0.00 Funds from Capitalized Interest Account $27,217.65
Ending Balance $0.00 Funds from Prefund Account $0.00
Net Funds from Basis Risk account $0.00
Miscellaneous:
$7,518,556.29
Cumulative Recoveries $0.00 Distributions (B):
Current Advances $0.00 Indenture Trustee fee $1,158.12
Outstanding Advances $0.00 Credit Risk Fee $2,043.73
Insurance Policy Proceeds $0.00 Ambac Insurance Premium $22,637.32
Additional Balance Advance Amount $0.00 Total interest distributed $1,323,343.61
Rapid Amortization Event NO Total principal distributed $6,169,373.51
Net Deposits to Basis Risk account $0.00
Rate Info:
$7,518,556.29
Net Mortgage Rate 10.0358%
Net Funds Cap Classes P, A-R 10.2055% (A) - (B): $0.00
Net Funds Cap Classes A-1, G 9.5054%
Net Excess Spread 4.1726%
ACCOUNT ACTIVITY

Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Distribution Date
25-Apr-07
Home Equity Mortgage Trust
Mortgage-Backed Notes, Series 2007-1
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs $2,452,420.59 Senior Enhancement Percentage 0.000%
B) Ending Collateral Balance $163,515,204.79 Senior Enhancement Percentage for purposes of Stepdown 0.000%
C) Current Delinquency Rate (A/B) 1.500%
D) Rolling Three Month Delinquency Rate 1.110% 1) later of (x) March 2010 NO
E) Applicable % 5.500% (y) Date when Senior Enhancement % >= 8.26% NO
F) Cumulative Realized Losses $95,406.97
NO
G) Original Collateral Balance $175,000,200.00
H) Cumulative Loss % ( I / J) 0.055%
I) Applicable Cumulative Loss Limit % 100.000%
Overcollateralization:
A Trigger Event will occur if either (1) or (2) is True: Ending Overcollateralization Amount $0.00
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit (D > = E). NO Target Overcollateralization Amount $7,227,508.26
2) Cumulative Loss % exceeds applicable limit (H > I). NO Ending Overcollateralization deficiency amount $7,227,508.26
NO
Overcollateralization release amount $0.00
Excess interest distributions:
Excess available interest (A):
$546,099.78
1) as additional principal to certificates $0.00
2) Required Basis Risk Reserve Deposit to BRRF $0.00
3) Remaining Amounts to X-1 $546,099.78
(B): $546,099.78
(A)-(B): $0.00
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Apr 25, 2007
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
163,498,688.50
8,171,797.46
-2,002,423.95
95,406.97
157,155,373.65
0.00
751,047.28
7,420,750.18
0.00
0.00
8,171,797.46
1,389,590.04
68,124.91
0.00
0.00
0.00
0.00
0.00
1,321,465.13
500.00
0.00
9,493,762.59
2,556
2,499
0.9314627504
10.55934%
10.03584%
17.40937%
145,000.00
0.00
0.00
0.00
132,417.59
1
0
0.00
0.00
68,124.91
0.00
0.00
0.00
0.00
0.00

Distribution Date: Apr 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Count
Balance
%
-100K to -1.99K
97 -22,554.10 -0.01%
0K to 99.99K
1,952 81,623,901.60 51.94%
100K to 199.99K
361 50,307,484.13 32.01%
200K to 299.99K
56 12,394,710.65 7.89%
300K to 399.99K
20 6,769,462.48 4.31%
400K to 499.99K
11 5,032,368.89 3.20%
500K to 599.99K
2 1,050,000.00 0.67%
Total
2,499
157,155,373.65
100.00%
Remaining Principal Balance
Balance
-20.00M
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
Group 2
-100K to -1.99K 0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K
Balance

Distribution Date: Apr 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Count
Balance ($)
%
0.00% - 0.49%
1 0.00 0.00%
1.50% - 1.99%
1 48,198.74 0.03%
6.00% - 6.49%
2 71,504.57 0.05%
7.00% - 7.49%
1 50,000.00 0.03%
7.50% - 7.99%
31 2,343,062.58 1.49%
8.00% - 8.49%
367 25,201,404.88 16.04%
8.50% - 8.99%
282 13,742,283.94 8.74%
9.00% - 9.49%
205 11,776,943.66 7.49%
9.50% - 9.99%
198 12,072,465.44 7.68%
10.00% - 10.49%
161 12,359,317.68 7.86%
10.50% - 10.99%
145 12,162,221.99 7.74%
11.00% - 11.49%
222 15,328,736.77 9.75%
11.50% - 11.99%
179 9,776,561.32 6.22%
12.00% - 12.49%
233 16,168,269.26 10.29%
12.50% - 12.99%
82 4,244,608.86 2.70%
13.00% - 13.49%
119 6,635,403.84 4.22%
13.50% - 13.99%
162 10,010,630.96 6.37%
14.00% - 14.49%
79 4,165,510.23 2.65%
14.50% - 14.99%
17 630,651.92 0.40%
15.00% - 15.49%
7 277,142.77 0.18%
15.50% - 15.99%
2 85,944.55 0.05%
16.00% - 16.49%
2 -25.90 0.00%
17.50% - 17.99%
1 4,535.59 0.00%
Total
2,499
157,155,373.65
100.00%
Gross Rate
Gross Rate
Group 2 Weighted Average Rate: 10.57%
Count
Balance ($)
%
0.00% - 0.99%
714 44,291,304.23 28.18%
1.00% - 1.99%
394 22,636,483.25 14.40%
2.00% - 2.99%
331 27,336,519.10 17.39%
3.00% - 3.99%
371 22,303,268.99 14.19%
4.00% - 4.99%
328 20,319,003.86 12.93%
5.00% - 5.99%
264 15,206,572.73 9.68%
6.00% - 6.99%
36 1,882,347.98 1.20%
7.00% - 7.99%
3 115,646.99 0.07%
8.00% - 8.99%
2 -25.90 0.00%
9.00% - 9.99%
1 4,535.59 0.00%
-1.00% - -0.01%
54 3,009,716.83 1.92%
-2.00% - -1.01%
1 50,000.00 0.03%
Total
2,499
157,155,373.65
100.00%
Gross Margins
Margin
Group 2 Weighted Average Margin: 2.34%

Distribution Date: Apr 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Count
Balance ($)
%
0.00% - 0.99%
1,010 61,756,767.40 39.30%
1.00% - 1.99%
367 21,438,383.11 13.64%
2.00% - 2.99%
290 24,595,689.36 15.65%
3.00% - 3.99%
319 19,366,094.25 12.32%
4.00% - 4.99%
263 16,141,935.65 10.27%
5.00% - 5.99%
215 12,045,990.26 7.67%
6.00% - 6.99%
27 1,568,988.95 1.00%
7.00% - 7.99%
2 70,237.13 0.04%
8.00% - 8.99%
5 126,848.29 0.08%
-1.00% - -0.01%
1 44,439.25 0.03%
Total
2,499
157,155,373.65
100.00%
Lifetime Rate Floors
Floor
Group 2 Weighted Average Lifetime Rate Floor: 1.99%
Count
Balance ($)
%
15.00% - 15.99%
1 75,976.17 0.05%
16.00% - 16.99%
53 5,566,174.32 3.54%
18.00% - 18.99%
2,434 151,339,078.82 96.30%
24.00% - 24.99%
11 174,144.34 0.11%
Total
2,499
157,155,373.65
100.00%
Lifetime Rate Ceiling
Ceiling
Group 2 Weighted Average Lifetime Rate Ceiling: 17.93%
Count
Balance ($)
%
1
2,464 156,252,534.22 99.43%
3
32 797,179.86 0.51%
12
3 105,659.57 0.07%
Total
2,499
157,155,373.65
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
1
2,474 156,186,685.07 99.38%
3
20 684,173.44 0.44%
12
5 284,515.14 0.18%
Total
2,499
157,155,373.65
100.00%
Frequency of Payment Adjustments
Months
Count
Balance ($)
%
Prime Rate
2,499 157,155,373.65 100.00%
Total
2,499
157,155,373.65
100.00%
Indices
Index

Distribution Date: Apr 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Count
Balance ($)
%
Condominium
232 10,890,726.77 6.93%
Multifamily
73 6,344,109.04 4.04%
Planned Unit Developmen
431 30,928,716.52 19.68%
Single Family
1,734 107,573,656.31 68.45%
Townhouse
29 1,418,165.01 0.90%
Total
2,499
157,155,373.65
100.00%
Property Type
Type
Count
Balance ($)
%
2003
5 44,439.25 0.03%
2004
41 1,026,446.75 0.65%
2005
594 25,542,036.97 16.25%
2006
1,795 124,004,804.99 78.91%
2007
64 6,537,645.69 4.16%
Total
2,499
157,155,373.65
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
0.00%- 4.99%
25 419,169.35 0.27%
5.00%- 9.99%
274 10,447,980.15 6.65%
10.00%-14.99%
634 29,441,693.31 18.73%
15.00%-19.99%
530 32,021,885.94 20.38%
20.00%-24.99%
436 30,071,792.85 19.14%
25.00%-29.99%
243 21,917,223.15 13.95%
30.00%-34.99%
156 15,148,851.39 9.64%
35.00%-39.99%
97 8,504,139.57 5.41%
40.00%-44.99%
37 2,240,719.97 1.43%
45.00%-49.99%
24 2,459,090.31 1.56%
50.00%-54.99%
12 1,759,204.07 1.12%
55.00%-59.99%
11 750,290.04 0.48%
60.00%-64.99%
3 308,669.23 0.20%
65.00%-69.99%
1 0.00 0.00%
70.00%-74.99%
1 133,850.00 0.09%
75.00%-79.99%
1 51,498.89 0.03%
80.00%-84.99%
5 409,890.30 0.26%
85.00%-89.99%
2 191,564.75 0.12%
90.00%-94.99%
6 544,309.62 0.35%
95.00%-99.99%
2 157,265.34 0.10%
100.0%-105.0%
2 176,285.42 0.11%
Total
2,502
157,155,373.65
100.00%
Original LTV
LTV
Group 2 Weighted Average LTV: 23

Distribution Date: Apr 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Count
Balance ($)
%
0 - 24
94 6,431,682.91 4.09%
25 - 48
1 55,085.60 0.04%
49 - 72
3 170,234.24 0.11%
73 - 96
6 251,104.64 0.16%
97 - 120
1,043 75,974,987.98 48.34%
121 - 144
19 446,860.17 0.28%
145 - 168
327 13,529,631.04 8.61%
169 - 192
800 51,790,118.83 32.95%
193 - 216
5 232,046.71 0.15%
217 - 240
201 8,273,621.53 5.26%
Total
2,499
157,155,373.65
100.00%
Remaining Amortization Term
Month
Group 2 Weighted Average Remaining Amortization Months: 136
Count
Balance ($)
%
97 - 120
3 79,664.46 0.05%
145 - 168
204 12,758,979.30 8.12%
169 - 192
272 20,122,358.75 12.80%
193 - 216
1 61,087.59 0.04%
217 - 240
344 27,098,778.16 17.24%
241 - 264
19 446,860.17 0.28%
265 - 288
459 22,490,719.82 14.31%
289 - 312
992 65,707,622.73 41.81%
313 - 336
5 232,046.71 0.15%
337 - 360
200 8,157,255.96 5.19%
Total
2,499
157,155,373.65
100.00%
Remaining Term to Maturity
Month
Group 2 Weighted Average Remaining Months: 257
Count
Balance ($)
%
0 - 24
94 6,431,682.91 4.09%
49 - 72
4 225,319.84 0.14%
97 - 120
1,049 76,226,092.62 48.50%
169 - 192
1,146 65,766,610.04 41.85%
217 - 240
206 8,505,668.24 5.41%
Total
2,499
157,155,373.65
100.00%
Original Amortization Term
Month
Group 2 Weighted Average Original Amortization Months: 147

Distribution Date: Apr 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Count
Balance ($)
%
97 - 120
3 79,664.46 0.05%
169 - 192
476 32,881,338.05 20.92%
217 - 240
345 27,159,865.75 17.28%
289 - 312
1,470 88,645,202.72 56.41%
337 - 360
205 8,389,302.67 5.34%
Total
2,499
157,155,373.65
100.00%
Original Remaining Term to Maturity
Month
Group 2 Weighted Average Original Remaining Months: 268

Distribution Date: Apr 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Count
Balance ($)
%
ALABAMA
4 246,327.18 0.16%
ARIZONA
175 11,315,201.74 7.20%
CALIFORNIA
729 52,196,513.15 33.21%
COLORADO
90 4,821,848.06 3.07%
CONNECTICUT
18 1,087,390.18 0.69%
DELAWARE
2 115,597.55 0.07%
DISTRICT OF COLUMBIA 2 99,450.00 0.06%
FLORIDA
347 20,856,244.04 13.27%
GEORGIA
72 3,027,799.81 1.93%
HAWAII
7 674,395.74 0.43%
IDAHO
6 320,507.04 0.20%
ILLINOIS
69 3,673,763.85 2.34%
INDIANA
24 773,700.95 0.49%
IOWA
3 103,808.95 0.07%
KANSAS
1 0.00 0.00%
KENTUCKY
4 75,392.81 0.05%
MAINE
8 362,783.66 0.23%
MARYLAND
52 2,371,124.05 1.51%
MASSACHUSETTS
27 1,519,858.58 0.97%
MICHIGAN
90 3,314,264.99 2.11%
MINNESOTA
23 1,164,944.67 0.74%
MISSISSIPPI
1 0.00 0.00%
MISSOURI
26 1,221,074.57 0.78%
MONTANA
3 405,000.00 0.26%
NEBRASKA
3 123,845.00 0.08%
NEVADA
155 10,633,013.30 6.77%
NEW HAMPSHIRE
9 351,259.94 0.22%
NEW JERSEY
145 9,737,462.81 6.20%
NEW MEXICO
4 326,148.15 0.21%
NEW YORK
129 12,721,879.57 8.10%
NORTH CAROLINA
14 282,152.15 0.18%
OHIO
3 169,045.21 0.11%
OKLAHOMA
2 84,000.00 0.05%
OREGON
44 2,229,651.58 1.42%
PENNSYLVANIA
34 1,815,248.05 1.16%
RHODE ISLAND
2 96,578.91 0.06%
SOUTH CAROLINA
9 216,476.96 0.14%
UTAH
33 1,897,169.84 1.21%
VERMONT
1 19,587.37 0.01%
VIRGINIA
46 2,408,760.55 1.53%
WASHINGTON
55 3,188,578.30 2.03%
WEST VIRGINIA
2 103,286.44 0.07%
WISCONSIN
24 884,716.00 0.56%
WYOMING
2 119,521.95 0.08%
Total
2,499
157,155,373.65
100.00%
Geographic Distribution by State
State

Distribution Date: Apr 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
0
5
10
15
20
25
30
35
CALIFORNIA
FLORIDA
NEW YORK
ARIZONA
NEVADA
NEW JERSEY
COLORADO
ILLINOIS
MICHIGAN
WASHINGTON
GEORGIA
VIRGINIA
MARYLAND
OREGON
UTAH
PENNSYLVANIA
MASSACHUSETTS
MISSOURI
MINNESOTA
CONNECTICUT
WISCONSIN
INDIANA
HAWAII
MONTANA
MAINE
NEW HAMPSHIRE
NEW MEXICO
IDAHO
NORTH CAROLINA
ALABAMA
SOUTH CAROLINA
OHIO
NEBRASKA
WYOMING
DELAWARE
IOWA
WEST VIRGINIA
DISTRICT OF
COLUMBIA
RHODE ISLAND
OKLAHOMA
KENTUCKY
VERMONT
KANSAS
MISSISSIPPI
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: Apr 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,439
152,285,541.38
97.05%
0.00
30
2,417,411.68
1.54%
0.00
15
1,273,685.98
0.81%
0.00
8
588,545.03
0.38%
0.00
6
356,189.58
0.23%
0.00
2,498
156,921,373.65
0.00
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
234,000.00
100.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
234,000.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,439
152,285,541.38
96.90%
0.00
30
2,417,411.68
1.54%
0.00
16
1,507,685.98
0.96%
0.00
8
588,545.03
0.37%
0.00
6
356,189.58
0.23%
0.00
2,499
157,155,373.65
100.00%
0.00
Current
30 - 59
days
60 - 89
days
90 - 120
days
120 + days
Current 96.9%
30 - 59 days 1.5%
60 - 89 days 1.0%
90 - 120 days 0.4%
120 + days 0.2%
Total: 100.0%

Distribution Date: Apr 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
30 2,417,411.68 52.15% 15 1,273,685.98 27.47% 8 588,545.03 12.70% 6 356,189.58 7.68%
59
4,635,832.27
Bankruptcy
0 0.00 0.00% 1 234,000.00 100.00% 0 0.00 0.00% 0 0.00 0.00%
1
234,000.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
30
2,417,411.68
49.64%
16
1,507,685.98
30.96%
8
588,545.03
12.09%
6
356,189.58
7.31%
60
4,869,832.27
100.00%
49.64
30.96
12.09
7.31
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
10
20
30
40
50
Group 2
0
10
20
30
40
50
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
95.19
4.81
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 2
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Apr 25, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
March 2007
April 2007
Count
Balance ($)
Count
Balance ($)
30 - 59 days
31 2,428,015.30 30 2,417,411.68
60 - 89 days
11 867,145.03 16 1,507,685.98
90 - 120 days
6 356,189.58 8 588,545.03
120 + days
0 0.00 6 356,189.58
Bankruptcy
0 0.00 1 234,000.00
Foreclosure
0 0.00 0 0.00
REO
0 0.00 0 0.00
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
07
4/
1/
20
07
Balance ($)
30 - 59 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
07
4/
1/
20
07
Balance ($)
60 - 89 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
07
4/
1/
20
07
Balance ($)
90 - 120 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
07
4/
1/
20
07
Balance ($)
120 + days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
07
4/
1/
20
07
Balance ($)
REO
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
07
4/
1/
20
07
Balance ($)
Foreclosure
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
07
4/
1/
20
07
Balance ($)
Bankruptcy

Distribution Date: Apr 25, 2007
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
HOME EQUITY MORTGAGE TRUST 2007-1
CPR/CDR HISTORY REPORT - SIX MONTHS
Current
45.95%
8,171,797.46
Life CPR
42.30%
Voluntary Constant Prepayment Rates (CPR)
Current
1.06%
145,000.00
Life CDR
0.53%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
3/
1/
20
07
4/
1/
20
07
Group 2
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
07
4/
1/
20
07
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
3/
1/
20
07
4/
1/
20
07
Group 2
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
07
4/
1/
20
07
Group 2
Total
Amount ($)

Distribution Date: Apr 25, 2007
BANKRUPTCY LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Bankruptcy
Count
Balance ($)
%
1 234,000.00 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
409015948 234,000.00 234,000.00 12.18% 01/15/2007 300
Total:
1
234,000.00
234,000.00

Distribution Date: Apr 25, 2007
FORECLOSURE LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Apr 25, 2007
REO LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Apr 25, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
52 3,529,670.00 751,047.28 49,593.03 163,498,688.50
0.46% 0.03%
99.51%
2
Prepayment 0.46%
Liquidation 0.03%
Beginning Balance 99.51%
Total: 100.00%
Prepayment
Penalty
Loss
Severity
Loan Rate
Add'l Loss
Date
Paid Off
Date
Payoff Desc
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
405234731 38,775.00 1,146.12 1,146.12 0.00 0.00 0.00 03/01/2007 12/30/1899 0.00 9.000% 0.00
405234802 200,000.00 -181.72 -181.72 0.00 0.00 0.00 12/30/1899 0.00 9.000% 0.00
405234860 100,000.00 57,697.80 57,697.80 0.00 0.00 0.00 03/14/2007 12/30/1899 0.00 8.250% 0.00
405388622 30,000.00 -40.86 -40.86 0.00 0.00 0.00 12/30/1899 0.00 8.575% 0.00
405388741 17,700.00 17,700.00 17,700.00 0.00 0.00 0.00 03/13/2007 12/30/1899 0.00 9.125% 0.00
405388823 30,000.00 -24.77 -24.77 0.00 0.00 0.00 12/30/1899 0.00 8.750% 0.00
405451250 14,000.00 -120.38 -120.38 0.00 0.00 0.00 12/30/1899 0.00 9.250% 0.00
405592185 23,800.00 23,800.00 23,800.00 0.00 0.00 0.00 03/01/2007 12/30/1899 0.00 8.500% 0.00
405916634 23,700.00 23,700.00 23,700.00 0.00 0.00 0.00 03/13/2007 12/30/1899 0.00 9.750% 0.00
406502583 132,500.00 132,417.59 132,417.59 0.00 0.00 0.00 03/16/2007 12/30/1899 0.00 9.000% 500.00
407477140 25,000.00 -124.24 -124.24 0.00 0.00 0.00 12/30/1899 0.00 12.300% 0.00
407685499 100,000.00 -1,086.02 -1,086.02 0.00 0.00 0.00 12/30/1899 0.00 12.000% 0.00
407836158 40,000.00 24.39 24.39 0.00 0.00 0.00 03/05/2007 12/30/1899 0.00 10.750% 0.00
408396751 200,000.00 200,000.00 200,000.00 0.00 0.00 0.00 03/06/2007 12/30/1899 0.00 10.250% 0.00
409015956 175,000.00 -845.76 -845.76 0.00 0.00 0.00 12/30/1899 0.00 11.025% 0.00
409016025 70,000.00 -149.88 -149.88 0.00 0.00 0.00 12/30/1899 0.00 13.025% 0.00
409016076 56,000.00 -783.35 -783.35 0.00 0.00 0.00 12/30/1899 0.00 12.250% 0.00
409016103 42,250.00 -91.63 -91.63 0.00 0.00 0.00 12/30/1899 0.00 11.400% 0.00
409016109 73,200.00 -110.30 -110.30 0.00 0.00 0.00 12/30/1899 0.00 11.000% 0.00
409315858 40,000.00 40,000.00 40,000.00 0.00 0.00 0.00 03/26/2007 12/30/1899 0.00 13.600% 0.00
409315862 53,000.00 -532.23 -532.23 0.00 0.00 0.00 12/30/1899 0.00 10.725% 0.00
409315962 50,000.00 -143.99 -143.99 0.00 0.00 0.00 12/30/1899 0.00 12.225% 0.00
409315973 52,000.00 -102.77 -102.77 0.00 0.00 0.00 12/30/1899 0.00 13.025% 0.00

Distribution Date: Apr 25, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Prepayment
Penalty
Loss
Severity
Loan Rate
Add'l Loss
Date
Paid Off
Date
Payoff Desc
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
409316006 39,000.00 -173.21 -173.21 0.00 0.00 0.00 03/08/2007 12/30/1899 0.00 12.250% 0.00
409316050 90,000.00 -347.15 -347.15 0.00 0.00 0.00 12/30/1899 0.00 14.075% 0.00
409316090 34,250.00 -54.06 -54.06 0.00 0.00 0.00 12/30/1899 0.00 12.775% 0.00
409593528 88,400.00 -361.48 -361.48 0.00 0.00 0.00 12/30/1899 0.00 12.775% 0.00
409593532 25,000.00 -387.63 -387.63 0.00 0.00 0.00 12/30/1899 0.00 12.075% 0.00
409805345 50,000.00 49,422.70 49,422.70 0.00 0.00 0.00 03/16/2007 12/30/1899 0.00 10.000% 0.00
409853889 37,000.00 -322.75 -322.75 0.00 0.00 0.00 12/30/1899 0.00 13.525% 0.00
409853921 27,000.00 -390.02 -390.02 0.00 0.00 0.00 12/30/1899 0.00 13.525% 0.00
410003747 35,100.00 -27.83 -27.83 0.00 0.00 0.00 12/30/1899 0.00 14.475% 0.00
410003801 55,700.00 -123.83 -123.83 0.00 0.00 0.00 12/30/1899 0.00 13.525% 0.00
410003828 80,000.00 -23.89 -23.89 0.00 0.00 0.00 12/30/1899 0.00 11.025% 0.00
500346353 54,420.00 -168.96 -168.96 0.00 0.00 0.00 12/30/1899 0.00 8.875% 0.00
500516302 200,000.00 -913.05 -913.05 0.00 0.00 0.00 12/30/1899 0.00 8.250% 0.00
500546317 50,025.00 49,384.83 49,384.83 0.00 0.00 0.00 03/01/2007 12/30/1899 0.00 8.000% 0.00
500554920 71,000.00 -128.38 -128.38 0.00 0.00 0.00 12/30/1899 0.00 8.250% 0.00
500708065 82,000.00 82,000.00 82,000.00 0.00 0.00 0.00 03/05/2007 12/30/1899 0.00 11.500% 0.00
500717107 25,000.00 -200.36 -200.36 0.00 0.00 0.00 12/30/1899 0.00 9.750% 0.00
500744016 34,500.00 -147.12 -147.12 0.00 0.00 0.00 12/30/1899 0.00 8.250% 0.00
500773314 135,800.00 37.51 37.51 0.00 0.00 0.00 03/05/2007 12/30/1899 0.00 11.750% 0.00
500778186 44,300.00 8.71 8.71 0.00 0.00 0.00 03/26/2007 12/30/1899 0.00 8.625% 0.00
500792387 123,000.00 -3,261.59 -3,261.59 0.00 0.00 0.00 03/09/2007 12/30/1899 0.00 11.125% 0.00
500801187 196,250.00 -1,482.69 -1,482.69 0.00 0.00 0.00 12/30/1899 0.00 8.500% 0.00
500805685 22,000.00 22,000.00 22,000.00 0.00 0.00 0.00 03/05/2007 12/30/1899 0.00 11.250% 0.00
500834653 50,000.00 -463.35 -463.35 0.00 0.00 0.00 12/30/1899 0.00 10.250% 0.00
500835483 12,000.00 11,843.33 11,843.33 0.00 0.00 0.00 03/06/2007 12/30/1899 0.00 11.625% 0.00
500850623 82,500.00 -320.45 -320.45 0.00 0.00 0.00 12/30/1899 0.00 10.125% 0.00
500874790 37,600.00 37,600.00 37,600.00 0.00 0.00 0.00 03/07/2007 12/30/1899 0.00 12.750% 0.00
500876156 15,900.00 15,900.00 15,900.00 0.00 0.00 0.00 03/08/2007 12/30/1899 0.00 12.250% 0.00
409016083 145,000.00 145,000.00 0.00 49,593.03 95,406.97 0.00 N/A 12/30/1899 0.00 0.000% 65.798% 0.00
Total:
52
3,529,670.00
896,047.28
0.00
751,047.28
49,593.03
95,406.97
0.00
500.00

Distribution Date: Apr 25, 2007
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
PI Constant
Interest Rate
Balance*
Servicer
Loan Number
Maturity Date
500922222
PNC
11.000% 1,055.70 10/11/2031 113,000.00
11.000% 1,055.70 10/11/2031 34,465.63
Original Amounts:
Modified Amounts:
* Original Amounts represent Beginning Scheduled Balance as of current Due Period.

Distribution Date: Apr 25, 2007
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #